Expense Example	Dec. 11, 2025 USD ($)
Leverage Shares 2X Long IREN Daily ETF | Leverage Shares 2X Long IREN Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long BE Daily ETF | Leverage Shares 2X Long BE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long GEV Daily ETF | Leverage Shares 2X Long GEV Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long SATS Daily ETF | Leverage Shares 2X Long SATS Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long NIO Daily ETF | Leverage Shares 2X Long NIO Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long SNAP Daily ETF | Leverage Shares 2X Long SNAP Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Leverage Shares 2X Long BIDU Daily ETF | Leverage Shares 2X Long BIDU Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 242